Income taxes (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
(Loss) / income before income taxes | $	$ (310)		$ (963)		$ (564)
Computed tax using respective companies' statutory tax rates | $	(69)		(254)		(94)
Change in valuation allowances | $	(30)		68		120
Under / (over-provision) for income taxes in prior years | $	5		(131)		0
Tax effect of expenses not deductible for tax purposes | $	131		5		2
Income taxes expense / (credit) at effective tax rate | $	$ 37		$ (312)		$ 28
ZHEJIANG TIANLAN
(Loss) / income before income taxes		¥ 4,654		¥ (34,194)		¥ 30,047
Computed tax using respective companies' statutory tax rates		642		(4,987)		4,548
Under / (over-provision) for income taxes in prior years		0		0		(29)
Permanent difference		0		0		(459)
Temporary differences		202		(272)		(405)
Tax effect on revenue not subject to tax		0		(3,024)		(1,438)
Tax effect of expenses not deductible for tax purposes		693		316		1,435
Tax effect of unused tax losses not recognized		0		0		180
Tax effect of special deduction for research and development costs		(2,103)		0		0
Others		862		0		0
Income taxes expense / (credit) at effective tax rate		¥ 296		¥ (7,967)		¥ 3,832